Organization and Basis of Presentation	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
NOTE 1—ORGANIZATION AND BASIS OF PRESENTATION:
SYNNEX Corporation (together with its subsidiaries, herein referred to as “SYNNEX” or the “Company”) is a leading provider of a comprehensive range of distribution, systems design and integration solutions for the technology industry, headquartered in Fremont, California and has operations in North and South America, Asia-Pacific and Europe.
On December 1, 2020, the Company completed the previously announced separation of its customer experience services business (the “Separation”), in a tax-free
transaction for federal income tax purposes, which was accomplished by the distribution of one hundred per cent of the outstanding common stock of Concentrix Corporation (“Concentrix”) to SYNNEX stockholders as of the close of business on November 17, 2020, the record date for the distribution. SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. The Company distributed 51,602 shares of Concentrix common stock to its stockholders. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX does not beneficially own any shares of Concentrix’ common stock. Beginning December 1, 2020, the Company will no longer be consolidating Concentrix within its financial results or reflect the financial results of Concentrix within its continuing results of operations.
The financial results of Concentrix are presented as Income from discontinued operations, net of taxes on the Consolidated Statements of Operations and its assets and liabilities as of November 30, 2020 and 2019 are presented as discontinued operations on the Consolidated Balance Sheets. The historical statements of comprehensive income, cash flows and the balances related to stockholders’ equity have not been revised to reflect the effect of the Separation. For further information on discontinued operations, see
Note 17
 - Discontinued Operations. Unless noted otherwise, discussion in the Notes to the Consolidated Financial Statements pertain to continuing operations.
In connection with the Separation, the Company and Concentrix have entered into a Separation and Distribution agreement as well as various other agreements that provide a framework for the relationships between the parties going forward, including among others an employee matters agreement, a tax matters agreement, and a commercial agreement, pursuant to which Concentrix will continue to provide services to SYNNEX following the Separation.
Certain columns and rows may not add due to the use of rounded numbers.